Share-Based Compensation	6 Months Ended
Mar. 31, 2026
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

17. SHARE-BASED COMPENSATION

EZGO Technologies Ltd. 2025 Equity Incentive Plan (the “EZGO 2025 Plan”)

On February 18, 2025, the Board of Directors of EZGO approved the EZGO 2025 Plan. On February 18, 2025, 133 restricted shares with 12-month service condition were granted to management under the EZGO 2025 plan, which shall vest after first anniversary of date of grant.

October 2025 Equity Incentive Plan

On October 1, 2025, the Board of Directors of EZGO approved and adopted an equity incentive plan (the “October 2025 Equity Incentive Plan”), which became effective on October 1, 2025. On October 2, 2025, the Company issued 907 ordinary shares of the Company under October 2025 Equity Incentive Plan to WXYZ Group Ltd., an entity 100% owned by Mr. Jianhui Ye, the CEO and a director of the Company, as compensation for his continued service in the Company.

The estimated FV of restricted shares granted was the closing price of the Company’s ordinary shares traded in the Stock Exchange on grant date.

A summary of activities of the restricted shares for the six months ended March 31, 2026 is as follow:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of September 30, 2025	133	1,912.50
Granted	907	637.50
Vested	(1,040)	800.96
Unvested as of March 31, 2026	-	-

As of March 31, 2026, there were no unrecognized share-based compensation expenses. Share-based compensation expenses of $21,250 and $684,250 were recognized in relation to the restricted shares for the six months ended March 31, 2025 and 2026, which were all allocated to general and administrative expenses.